Share capital (Details) $ in Millions		3 Months Ended			6 Months Ended
	Mar. 01, 2023 shares	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($) shares	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 CAD ($)
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares		$ 42	$ 51		$ 135	$ 157
First Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares converted (in shares) | shares	3,635,351
Number of shares repurchased and retired (in shares) | shares		1,848,950			3,560,950
Cancellation of treasury shares		$ 46			$ 89
Payments to acquire or redeem entity's shares		32			63
Reduction of issued capital		$ 14			$ 26
Series AC Convertible Preference Shares
Disclosure of classes of share capital [line items]
Share conversion ratio	1
Dividend rate reset term	5 years
Annual dividend rate percentage	5.08%
Series AD Convertible Preference Shares
Disclosure of classes of share capital [line items]
Number of shares converted (in shares) | shares	351,634
Share conversion ratio	1
Series AO Convertible Preference Shares
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares				$ 115
Reduction of issued capital				$ 3
Shares redeemed (in shares) | shares				4,600,000
Value of shares				$ 118